As filed with the Securities and Exchange Commission on May 16, 2014

1933 Act Registration No. 333-175116

1940 Act Registration No. 811-22574

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13	☒

(Check appropriate box or boxes.)

WHITEBOX MUTUAL FUNDS

(Exact name of Registrant as Specified in Charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (612) 253-6001

Mark M. Strefling

General Counsel and

Chief Operating Officer

Whitebox Advisors LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and Address of Agent of Service)

Copies to:

Matthew L. Thompson, Esq. Faegre Baker Daniels LLP 90 South 7th Street, Suite 2200 Minneapolis, MN 55402	Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 11 to the Registration Statement of Whitebox Mutual Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 10 on Form N-1A filed January 31, 2014. This PEA No. 11 is filed for the sole purpose of filing certain exhibits as indicated in the accompanying index.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Minneapolis, and State of Minnesota, on May 16, 2014.

WHITEBOX MUTUAL FUNDS (Registrant)

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark M. Strefling	Chairman and Trustee
Mark M. Strefling		May 16, 2014

/s/ Bruce W. Nordin	President (Principal Executive Officer)
Bruce Nordin		May 16, 2014

/s/ Michael McCormick Michael McCormick	Treasurer and Secretary (Principal Financial and Accounting Officer)	May 16, 2014

/s/ Joseph M. Barsky III*	Trustee
Joseph M. Barsky III		May 16, 2014

/s/ Timothy J. Healy*	Trustee
Timothy J. Healy		May 16, 2014

/s/ Lee Lieberman Otis*	Trustee
Lee Lieberman Otis		May 16, 2014

*	By Mark M. Strefling, attorney-in-fact under power of attorney.

/s/ Mark M. Strefling
Mark M. Strefling

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE